Long-term debt (Details) - USD ($)		8 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Long-term debt (Details) [Line Items]
Received loan		$ 31,017
Loan bears interest rate		0.00%
Repayment of outstanding principal amount		$ 23,556
Forecast [Member]
Long-term debt (Details) [Line Items]
Remaining Annual Interest Rate	5.00%
Outstanding principal amount repaid	$ 23,556
Outstanding remaining principal amount	$ 7,461